Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,389	$ 2,663
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	1,389	2,663
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	596	735
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	696	1,333
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	$ 122	$ 424